Notes payable (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)	Nov. 03, 2021 USD ($)
Assets Sold under Agreements to Repurchase [Line Items]
Interest expense	$ 244,166		$ 260,473
Loans 1 [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Face value	55,844		53,390
Repayment of debt		$ 50,907		$ 29,182
Interest expense		$ 5,114		$ 4,244
Loans 2 [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Cash					$ 1,348,762
Cash consideration					$ 600,000
Loans 3 [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Face value			$ 785,044
Interests accrued	$ 68,557